Note 13 - Commitments and Contingencies - Schedule of Time Charter Arrangements (Details) $ in Thousands	Jun. 30, 2025 USD ($)
2026	$ 759,823
2027	568,321
2028	474,367
2029	257,813
2030	177,365
2031 and thereafter	66,984
Total	$ 2,304,673